Income and Expenses - Other Operating Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income And Expenses [Line Items]
Other operating income	€ 2,724	€ 5,396	€ 2,349
Government Grants
Disclosure Of Income And Expenses [Line Items]
Other operating income	1,547	4,228	2,266
Other
Disclosure Of Income And Expenses [Line Items]
Other operating income	€ 1,177	€ 1,168	€ 83